S000085149 [Member] Investment Objectives and Goals - Ashmore Emerging Markets Equity ex China Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ashmore Emerging Markets Equity ex China Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.